Investments in joint ventures - Summarized financial information relating to joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 303,738	$ 244,582	$ 186,606
Profit (loss) before interest and taxation		19,378	9,474	(430)
Finance costs	[1]	2,528	2,074	1,675
Profit (loss) before taxation		16,723	7,180	(2,295)
Taxation	[1]	7,145	3,712	(2,467)
Profit (loss) for the year	[2],[3]	9,578	3,468	172
Other comprehensive income	[2],[3]	(1,980)	5,016	(988)
Total comprehensive income	[2],[3]	7,598	8,484	(816)
Non-current assets		210,866	201,547
Current assets		71,310	74,968
Total assets		282,176	276,515
Current liabilities		68,237	64,726
Non-current liabilities		112,391	111,385
Total liabilities		180,628	176,111
Net assets		101,548	100,404		$ 101,218
Investments in joint ventures accounted for using equity method		8,647	7,994
BP's share of impairment losses recognized by joint ventures		860	1,216	(1,664)
Joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		13,258	11,380	10,081
Profit (loss) before interest and taxation		1,396	1,394	1,612
Finance costs		85	100	156
Profit (loss) before taxation		1,311	1,294	1,456
Taxation		414	117	490
Profit (loss) for the year		897	1,177	966
Other comprehensive income		6	8	5
Total comprehensive income		903	1,185	$ 971
Non-current assets		10,399	10,139
Current assets		2,935	2,419
Total assets		13,334	12,558
Current liabilities		1,715	1,687
Non-current liabilities		3,017	2,927
Total liabilities		4,732	4,614
Net assets		8,602	7,944
Loans made by group companies to joint ventures		45	50
Investments in joint ventures accounted for using equity method		$ 8,647	$ 7,994

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 32 for further information.
[3]	See Note 32 for further information.